FVM - Valuation adjustments: Valuation adjustments on financial instruments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Valuation Adjustments On Financial Instruments [Line Items]
Credit valuation adjustments	[1]	$ (66)	$ (48)
Funding valuation adjustments	[2]	(73)	(93)
Debit valuation adjustments		0	1
Other valuation adjustments		(820)	(566)
of which: liquidity		(340)	(300)
of which: model uncertainty		(479)	(266)
Funding valuation adjustments on structured financing transactions		6	43
UBS AG
Valuation Adjustments On Financial Instruments [Line Items]
Credit valuation adjustments	[1]	(66)	(48)
Funding valuation adjustments	[2]	(73)	(93)
Debit valuation adjustments		0	1
Other valuation adjustments		(820)	(566)
of which: liquidity		(340)	(300)
of which: model uncertainty		(479)	(266)
Funding valuation adjustments on structured financing transactions		$ 6	$ 43

[1]	Amounts do not include reserves against defaulted counterparties
[2]	Includes FVAs on structured financing transactions of USD 6 million as of 31 December 2020 and USD 43 million as of 31 December 2019.